Loss Per Share - Summary Of Basic And Diluted Earnings Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss for the year	€ (112,071)	€ (62,800)	€ (223,777)
Dilutive effects on earnings per share	€ (0.6)	€ (0.38)	€ (1.99)
Total loss for basic and diluted earnings per share	€ (112,071)	€ (62,800)	€ (223,777)
Number of shares
Weighted average number of ordinary shares for basic and diluted earnings per share	187,679	163,367	112,725
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic losses per share (euros per share)	€ (0.6)	€ (0.38)	€ (1.99)
Diluted losses per share (euros per share)	€ (0.6)	€ (0.38)	€ (1.99)